Guarantees, commitments and risks - Expected payments for trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Guarantees, commitments and risks
Trade and other payables	€ 20,808	€ 25,896
2024
Guarantees, commitments and risks
Trade and other payables	20,654	25,709
2025 - 2028
Guarantees, commitments and risks
Trade and other payables	50	77
2029 and thereafter
Guarantees, commitments and risks
Trade and other payables	104	110
Trade payables
Guarantees, commitments and risks
Trade and other payables	14,231	19,527
Trade payables | 2024
Guarantees, commitments and risks
Trade and other payables	14,231	19,527
Other payables and advances
Guarantees, commitments and risks
Trade and other payables	6,577	6,369
Other payables and advances | 2024
Guarantees, commitments and risks
Trade and other payables	6,423	6,182
Other payables and advances | 2025 - 2028
Guarantees, commitments and risks
Trade and other payables	50	77
Other payables and advances | 2029 and thereafter
Guarantees, commitments and risks
Trade and other payables	€ 104	€ 110